Debt (Details Textual) (USD $) In Millions, unless otherwise specified	3 Months Ended	6 Months Ended		3 Months Ended										6 Months Ended	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2012	Jun. 30, 2011 Swap	Jun. 30, 2012 Senior Notes, interest at 6.25%, maturing 2013 [Member] Swap	Dec. 31, 2011 Senior Notes, interest at 6.25%, maturing 2013 [Member]	Jun. 30, 2012 Senior Notes, interest at 7.875%, maturing 2014 [Member]	Dec. 31, 2011 Senior Notes, interest at 7.875%, maturing 2014 [Member]	Jun. 30, 2012 Senior Notes interest at 7.375%, maturing 2015 [Member]	Dec. 31, 2011 Senior Notes interest at 7.375%, maturing 2015 [Member]	Jun. 30, 2012 Senior Notes, interest at 6.75%, maturing 2018 [Member]	Dec. 31, 2011 Senior Notes, interest at 6.75%, maturing 2018 [Member]	Jun. 30, 2012 Senior Notes, interest at 7.15%, maturing 2019 [Member]	Dec. 31, 2011 Senior Notes, interest at 7.15%, maturing 2019 [Member]	Jun. 30, 2012 Mortgages and other, interest rates ranging from 1.00% to 9.00%, various maturities [Member]	Dec. 31, 2011 Mortgages and other, interest rates ranging from 1.00% to 9.00%, various maturities [Member]
Debt (Textual) [Abstract]
Notional amount of interest rate swaps			$ 100	$ 250
Number of interest rate swaps			2	3
Interest rate, stated rate				6.25%	6.25%	7.875%	7.875%	7.375%	7.375%	6.75%	6.75%	7.15%	7.15%
Senior Notes				495
Minimum Interest Rate, Stated Percentage on Revolving Credit Facilities														1.00%	1.00%
Maximum Interest Rate, Stated Percentage on Revolving Credit Facilities														9.00%	9.00%
Net charge to interest expense net of interest income		15
Prepaid third party debt	$ 52